Intangible assets, net - Estimated Amortization Expense (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Intangible assets, net
2021	¥ 520,138
2022	516,899
2023	508,877
2024	60,015
2025	18,088
Net book value	¥ 1,624,017